Statements of cash flows - Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Cash Flow Noncash Investing and Financing Activities Disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ (1,321,567)	$ (914,864)	₩ 34,058	₩ 725,525
Changes in other comprehensive income related to valuation of assets of associate	(2,335)		(5,367)	2,965
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	(167,670)	(116,071)	6,591	(16,524)
Changes in financial assets measured at FVTOCI due to debt-for-equity swap	0		18,536	206
Changes in the investment assets of associates due to the transfer of assets held-for-sale	(107,479)		(38,423)	(2,504)
Transfer of premises and equipment to investment properties	(9,997)		(42,344)	2,098
Changes in account payables related to intangible assets	(5,101)		24,134	11,121
Changes in right-of-use assets and lease liabilities	235,011		427,926	219,531
Changes in other comprehensive income related to foreign operation translation	(116,405)	$ (80,583)	522,845	45,080
Reclassification of advance payments related to acquisition of control	(154,934)		₩ 0	₩ 0
Changes in investment property due to reclassification to assets held for sale	₩ (35,137)